Accounts Receivables and Payables (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivables and Payables [Abstract]
Schedule of Account Receivables	Account receivables consisted of the following:
	Dec 31, 2023	Dec 31, 2022
Trade receivable	163,473	286,563
Deposits and guarantees given	24,885	88,591
Total	188,358	375,154

Schedule of Account Payables	Account payables consist of the following:
	Dec 31, 2023	Dec 31, 2022
Payables to suppliers	2,796,376	3,226,160
Payables to customs tax authority	—	347,624
Total	2,796,376	3,573,784